Consolidated Statements of Changes in Equity and Shareholders' Equity (Deficit) - USD ($)	Preferred Stock Series D Preferred Stock	Common Stock Public Offering	Common Stock At Market Issuance sales	Common Stock Pre-funded warrants	Common Stock Existing Warrants	Common Stock New Warrants	Common Stock	Additional Paid-In Capital Public Offering	Additional Paid-In Capital At Market Issuance sales	Additional Paid-In Capital Pre-funded warrants	Additional Paid-In Capital Existing Warrants	Additional Paid-In Capital New Warrants	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Public Offering	At Market Issuance sales	Pre-funded warrants	Existing Warrants	New Warrants	Total
Balance at Dec. 31, 2022							$ 182						$ 217,067,691	$ 24,747	$ (219,563,446)						$ (2,470,826)
Balance (in shares) at Dec. 31, 2022							181,898
Balance at Dec. 31, 2022	$ 43
Issuance of common stock pursuant to At Market Issuance Sales Agreement			$ 53						$ 3,091,409								$ 3,091,462
Issuance of common stock pursuant to At Market Issuance Sales Agreement (in shares)			53,202
Issuance of common stock in public offering		$ 144						$ 8,495,673								$ 8,495,817
Issuance of common stock in public offering (in shares)		143,844
Issuance costs associated with sales of common stock								(834,061)	(113,217)							(834,061)	(113,217)
Issuance of common stock to vendors							$ 3						72,997								73,000
Issuance of common stock to vendors (in shares)							3,125
Issuance of common stock for purchase option							$ 2						49,998								50,000
Issuance of common stock for purchase option (in shares)							1,978
Issuance of common stock upon exercise of pre-funded warrants							$ 265						3,034								3,299
Issuance of common stock upon exercise of pre-funded warrants (in shares)							264,714
Share-based compensation expense													370,182								370,182
Foreign currency translation adjustment														(2,504)							(2,504)
Net loss															(6,140,730)						(6,140,730)
Balance at Dec. 31, 2023							$ 649						228,203,706	22,243	(225,704,176)						$ 2,522,422
Balance (in shares) at Dec. 31, 2023							648,761														648,761
Balance (in Shares) at Dec. 31, 2023							648,761
Redemption of Series D preferred stock	(43)
Issuance of common stock in reverse stock split							$ 115						(115)
Issuance of common stock in reverse stock split (in shares)							114,735
Issuance of common stock in public offering							$ 205						4,741,195								$ 4,741,400
Issuance of common stock in public offering (in shares)							204,694
Issuance costs associated with sales of common stock													(625,065)								(625,065)
Issuance of common stock associated with conversion of debt							$ 36						254,220								254,256
Issuance of common stock associated with conversion of debt (in shares)							36,790
Issuance of common stock upon exercise of pre-funded warrants							$ 537						8,063								8,600
Issuance of common stock upon exercise of pre-funded warrants (in shares)							537,500
Share-based compensation expense													117,636								117,636
Foreign currency translation adjustment														5,356							5,356
Net loss															(3,559,829)						(3,559,829)
Balance at Jun. 30, 2024							$ 1,542						232,699,640	27,599	(229,264,005)						3,464,776
Balance (in shares) at Jun. 30, 2024							1,542,480
Balance at Dec. 31, 2023							$ 649						228,203,706	22,243	(225,704,176)						$ 2,522,422
Balance (in shares) at Dec. 31, 2023							648,761														648,761
Balance (in shares) at Dec. 31, 2023							648,761
Issuance of common stock pursuant to At Market Issuance Sales Agreement			$ 229						1,071,330								1,071,559
Issuance of common stock pursuant to At Market Issuance Sales Agreement (in shares)			229,078
Issuance of common stock in reverse stock split							$ 115						(115)
Issuance of common stock in reverse stock split (in shares)							114,735
Issuance of common stock in public offering		$ 205						4,741,195								4,741,400
Issuance of common stock in public offering (in shares)		204,694
Issuance costs associated with sales of common stock								$ (625,065)	$ (24,484)							$ (625,065)	$ (24,484)
Issuance of common stock to vendors							$ 5						15,795								$ 15,800
Issuance of common stock to vendors (in shares)							5,000
Issuance of common stock associated with conversion of debt							$ 36						254,220								254,256
Issuance of common stock associated with conversion of debt (in shares)							36,790
Issuance of common stock upon exercise of pre-funded warrants				$ 537	$ 703	$ 35				$ 8,063	$ 4,218,047	$ 222,787						$ 8,600	$ 4,218,750	$ 222,822
Issuance of common stock upon exercise of pre-funded warrants (in shares)				537,500	703,125	34,816
Share-based compensation expense													329,815								329,815
Foreign currency translation adjustment														23,546							23,546
Net loss															(8,266,576)						(8,266,576)
Balance at Dec. 31, 2024							$ 2,514						238,040,520	45,789	(233,970,752)						$ 4,118,071
Balance (in shares) at Dec. 31, 2024							2,514,499														2,514,499
Balance (in Shares) at Dec. 31, 2024							2,514,499
Balance at Dec. 31, 2024	$ 0
Issuance costs associated with warrant inducement													(7,552,457)								$ (7,552,457)
Warrant modification - incremental fair value													7,177,683								7,177,683
Balance at Mar. 31, 2024							$ 658						228,363,074	24,143	(227,619,503)						768,372
Balance (in shares) at Mar. 31, 2024							657,900
Issuance of common stock in reverse stock split							$ 115						(115)
Issuance of common stock in reverse stock split (in shares)							114,735
Issuance of common stock in public offering							$ 205						4,741,195								4,741,400
Issuance of common stock in public offering (in shares)							204,694
Issuance costs associated with sales of common stock													(625,065)								(625,065)
Issuance of common stock associated with conversion of debt							$ 27						154,813								154,840
Issuance of common stock associated with conversion of debt (in shares)							27,651
Issuance of common stock upon exercise of pre-funded warrants							$ 537						8,063								8,600
Issuance of common stock upon exercise of pre-funded warrants (in shares)							537,500
Share-based compensation expense													57,675								57,675
Foreign currency translation adjustment														3,456							3,456
Net loss															(1,644,502)						(1,644,502)
Balance at Jun. 30, 2024							$ 1,542						232,699,640	27,599	(229,264,005)						3,464,776
Balance (in shares) at Jun. 30, 2024							1,542,480
Balance at Dec. 31, 2024							$ 2,514						238,040,520	45,789	(233,970,752)						$ 4,118,071
Balance (in shares) at Dec. 31, 2024							2,514,499														2,514,499
Issuance of common stock pursuant to At Market Issuance Sales Agreement							$ 979						3,242,198								$ 3,243,177
Issuance of common stock pursuant to At Market Issuance Sales Agreement (in shares)			978,105				978,105
Issuance costs associated with sales of common stock													(72,165)								(72,165)
Issuance of common stock to vendors							$ 12						29,988								30,000
Issuance of common stock to vendors (in shares)							12,346
Issuance of common stock upon exercise of pre-funded warrants (in shares)						12,346
Share-based compensation expense													163,112								163,112
Net loss															(5,653,244)						(5,653,244)
Balance at Jun. 30, 2025							$ 3,505						241,403,653	45,789	(239,623,996)						$ 1,828,951
Balance (in shares) at Jun. 30, 2025							3,504,950														3,504,950
Balance at Mar. 31, 2025							$ 3,183						240,770,981	45,789	(236,922,020)						$ 3,897,933
Balance (in shares) at Mar. 31, 2025							3,183,992
Issuance of common stock pursuant to At Market Issuance Sales Agreement							$ 322						545,313								545,635
Issuance of common stock pursuant to At Market Issuance Sales Agreement (in shares)							320,958
Issuance costs associated with sales of common stock													(12,154)								(12,154)
Share-based compensation expense													99,513								99,513
Net loss															(2,701,976)						(2,701,976)
Balance at Jun. 30, 2025							$ 3,505						$ 241,403,653	$ 45,789	$ (239,623,996)						$ 1,828,951
Balance (in shares) at Jun. 30, 2025							3,504,950														3,504,950